UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos       New York, New York                 May 13, 2004
----------------------       ------------------            --------------------
     [Signature]               [City, State]                       [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total: $119,784
                                        (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE


                                                       Market      Share
                                  Title                 Value       /Prn   Share    Put  Investment   Other       Voting Authority
Name of Issuer                 of Class   Cusip         (USD)     Amount   /Prn   /Call  Discretion  Managers    Sole  Shared  None
--------------                 --------   -----     ---------    -------   ----   -----  ----------  --------   -----  ------  ----

BERKSHIRE HATHAWAY INC            COM   084670108     187,000         2     SH              Sole      None          2
BRISTOL WEST HOLDINGS, INC.       COM   11037M105   6,120,000   300,000     SH              Sole      None    300,000
CAREER EDUCATION CORP             COM   141665109   9,512,000   168,200     SH              Sole      None    168,200
CITIGROUP INC                     COM   172967101   7,238,000   140,000     SH              Sole      None    140,000
COUNTRYWIDE FINANCIAL CORP        COM   222372104  12,889,000   134,400     SH              Sole      None    134,400
DOWNEY FINANCIAL CORP             COM   261018105  12,712,000   240,300     SH              Sole      None    240,300
EAGLE MATERIALS INC               COM   26969P108   7,356,000   125,000     SH              Sole      None    125,000
FIRST ADVANTAGE CORP              COM   31845F100     772,000    50,000     SH              Sole      None     50,000
INSTINET GROUP INC                COM   457750107   6,357,000   901,772     SH              Sole      None    901,772
MI DEV INC                        COM   55304X104   8,935,000   319,100     SH              Sole      None    319,100
NEW CENTURY FINANCIAL CORP        COM   64352D101   4,769,000    98,200     SH              Sole      None     98,200
OWENS-ILLINOIS INC                COM   690768403   3,525,000   251,400     SH              Sole      None    251,400
PACCAR INC                        COM   693718108   8,408,000   150,000     SH              Sole      None    150,000
SEACOR HOLDINGS INC               COM   811904101   7,085,000   172,470     SH              Sole      None    172,470
TESCO CORP                        COM   88157K101   6,172,000   808,900     SH              Sole      None    808,900
ACE LTD                           COM   G0070K103   6,762,000   158,500     SH              Sole      None    158,500
ASPEN INSURANCE HOLDINGS LTD      COM   G05384105   1,017,000    39,500     SH              Sole      None     39,500
TRANSOCEAN INC.                   COM   G90078109   9,968,000   357,400     SH              Sole      None    357,400

                                                  119,784,000





21787.0001 #485990